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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: _________
    This Amendment (Check only one.): [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.
Address: 8 Sound Shore Drive, Suite 180
         Greenwich, CT  06830

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lowell Haims
Title: Chief Administrative Officer
Phone: (203) 629-1980

Signature, Place, and Date of Signing:

      /s/ Lowell Haims         Greenwich, CT   November 8, 2012
----------------------------  ---------------  ----------------
          (Signature)          (City, State)        (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number      Name

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                             Form 13F SUMMARY PAGE

Report Summary: Sound Shore Management, Inc.

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             55

Form 13F Information Table Value Total:     $4,401,473
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.    Form 13F File Number         Name
---    --------------------         --------------------
1.

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               Reporting Manager:  Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT  06830

                                                                                                                       9/30/2012

                                                                           Item 6                            Item 8
                           Item 2                                   Investment Discretion                 Voting Authority
                           Title   Item 3    Item 4              --------------------------        ------------------------------
        Item 1              of     Cusip    Mkt.Value   Item 5      Sole     Shared  Other  Item 7    Sole     Shared     None
Name of Issuer             Class   Number    x $1000    Shares       (A)       (B)    (C)   Mgrs.      (A)       (B)      (C)
-------------------------- ------ --------- --------- ---------- ----------- ------- ------ ------ ----------- ------- ----------

AES Corporation            COMMON 00130H105   117,984 10,755,105  10,755,105       0      0          9,391,705       0  1,363,400
Altria Group Inc.          COMMON 02209S103       272      8,150       8,150       0      0              8,150       0          0
American Intl Group, Inc.  COMMON 026874784    84,994  2,592,066   2,592,066       0      0          2,269,466       0    322,600
Analog Devices Inc         COMMON 032654105    78,905  2,014,169   2,014,169       0      0          1,757,569       0    256,600
Applied Materials          COMMON 038222105   111,570  9,992,854   9,992,854       0      0          8,719,354       0  1,273,500
Bank of America Corporatio COMMON 060505104   107,117 12,131,015  12,131,015       0      0         10,594,815       0  1,536,200
Capital One Financial Corp COMMON 14040H105   123,581  2,167,716   2,167,716       0      0          1,890,616       0    277,100
Cardinal Health Inc.       COMMON 14149Y108   114,542  2,939,244   2,939,244       0      0          2,562,144       0    377,100
Chubb Corporation          COMMON 171232101       381      5,000       5,000       0      0              5,000       0          0
CitiGroup, Inc.            COMMON 172967424   130,257  3,980,969   3,980,969       0      0          3,474,049       0    506,920
Comcast Corporation
Class A                    COMMON 20030N101   116,904  3,270,488   3,270,488       0      0          2,859,388       0    411,100
Credit Suisse Group        COMMON 225401108    25,747  1,217,353   1,217,353       0      0          1,022,953       0    194,400
CVS Caremark Corporation   COMMON 126650100   122,801  2,536,173   2,536,173       0      0          2,216,073       0    320,100
Devon Energy Corporation   COMMON 25179M103   107,441  1,775,877   1,775,877       0      0          1,548,977       0    226,900
Diamond Offshore
Drilling, Inc.             COMMON 25271C102     1,356     20,600      20,600       0      0             20,600       0          0
DIRECTV Group Inc          COMMON 25490A101       819     15,626      15,626       0      0             15,626       0          0
Dr. Pepper Snapple Group I COMMON 26138E109   105,347  2,365,757   2,365,757       0      0          2,066,657       0    299,100
E. I. du Pont de Nemours & COMMON 263534109   115,972  2,306,976   2,306,976       0      0          2,014,076       0    292,900
EQT Corporation            COMMON 26884L109    97,079  1,645,413   1,645,413       0      0          1,436,513       0    208,900
Exxon Mobil Corp           COMMON 30231G102       324      3,548       3,548       0      0              3,548       0          0
General Electric Company   COMMON 369604103   141,984  6,252,069   6,252,069       0      0          5,475,069       0    777,000
General Motors Company     COMMON 37045V100    68,890  3,028,149   3,028,149       0      0          2,642,549       0    385,600
Goldman Sachs Group Inc    COMMON 38141G104       307      2,700       2,700       0      0              2,700       0          0
Google Inc.                COMMON 38259P508   126,827    168,094     168,094       0      0            146,894       0     21,200
Intl Business Machines     COMMON 459200101       425      2,048       2,048       0      0              2,048       0          0
Jabil Circuit, Inc.        COMMON 466313103       374     20,000      20,000       0      0             20,000       0          0
JetBlue Airways
Corporation                COMMON 477143101       264     55,000      55,000       0      0             55,000       0          0
Life Technologies
Corporation                COMMON 53217V109   131,528  2,692,216   2,692,216       0      0          2,353,216       0    339,000
Loews Corporation          COMMON 540424108       289      7,000       7,000       0      0              7,000       0          0
Lowe's Companies, Inc.     COMMON 548661107    91,326  3,020,038   3,020,038       0      0          2,648,238       0    371,800
Marsh & McLennan
Companies Inc.             COMMON 571748102   118,602  3,495,489   3,495,489       0      0          3,056,789       0    438,700
Merck & Co. Inc.           COMMON 58933Y109       379      8,400       8,400       0      0              8,400       0          0
MetLife Inc.               COMMON 59156R108   114,292  3,316,670   3,316,670       0      0          2,901,670       0    415,000
Microsoft Corp             COMMON 594918104   132,886  4,465,256   4,465,256       0      0          3,898,356       0    566,900
Novartis AG  ADR           COMMON 66987V109   129,994  2,122,006   2,122,006       0      0          1,828,006       0    294,000
Owens-Illinois, Inc.       COMMON 690768403    77,412  4,126,425   4,126,425       0      0          3,603,525       0    522,900
Pfizer Inc.                COMMON 717081103   134,769  5,423,315   5,423,315       0      0          4,750,715       0    672,600
Phillip Morris
International              COMMON 718172109       643      7,150       7,150       0      0              7,150       0          0
PNC Financial Services
Group                      COMMON 693475105       271      4,300       4,300       0      0              4,300       0          0
Research in Motion Limited COMMON 760975102       105     14,000      14,000       0      0             14,000       0          0
Sanofi ADR                 COMMON 80105N105   129,698  3,012,025   3,012,025       0      0          2,591,425       0    420,600
Charles Schwab Corporation COMMON 808513105   114,285  8,939,021   8,939,021       0      0          7,820,621       0  1,118,400
Southwest Airlines Company COMMON 844741108    98,363 11,215,822  11,215,822       0      0          9,784,822       0  1,431,000
State Street Corporation   COMMON 857477103   138,091  3,291,015   3,291,015       0      0          2,875,115       0    415,900
Sysco Corporation          COMMON 871829107   119,083  3,808,232   3,808,232       0      0          3,324,832       0    483,400
TJX Companies, Inc.        COMMON 872540109     1,008     22,500      22,500       0      0             22,500       0          0
Texas Instruments Inc.     COMMON 882508104   127,980  4,644,526   4,644,526       0      0          4,040,526       0    604,000
Thermo Fisher Scientific,  COMMON 883556102    99,475  1,690,892   1,690,892       0      0          1,476,892       0    214,000
Time Warner, Inc.          COMMON 887317303   109,409  2,413,351   2,413,351       0      0          2,112,851       0    300,500
UnitedHealth Group Inc.    COMMON 91324P102   115,752  2,089,003   2,089,003       0      0          1,824,903       0    264,100
Aon PLC                    COMMON G0408V102    77,916  1,490,068   1,490,068       0      0          1,290,968       0    199,100
Bunge Limited              COMMON G16962105   110,341  1,645,653   1,645,653       0      0          1,421,053       0    224,600
Invesco Ltd.               COMMON G491BT108   117,722  4,710,782   4,710,782       0      0          4,093,682       0    617,100
Weatherford
International, Ltd.        COMMON H27013103   109,335  8,622,645   8,622,645       0      0          7,478,945       0  1,143,700
Flextronics International  COMMON Y2573F102    98,051 16,341,852  16,341,852       0      0         14,159,852       0  2,182,000

   TOTALS:                     55           4,401,473
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